Fair Value Measurements (Assets and Liabilities Measured at Fair Value on Recurring Basis) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2016	Dec. 31, 2015
Assets:
Cash and cash equivalents	¥ 30,500	¥ 80,870
Derivatives	586	1,485
Total assets	74,114	125,756
Liabilities:
Derivatives	9,392	624
Total liabilities	9,392	624
Government Bonds
Assets:
Available-for-sale (noncurrent)	269	287
Corporate Bonds
Assets:
Available-for-sale (noncurrent)	229	201
Fund Trusts
Assets:
Available-for-sale (noncurrent)	86	64
Equity Securities
Assets:
Available-for-sale (noncurrent)	42,444	42,849
Fair Value, Inputs, Level 1
Assets:
Total assets	42,725	43,148
Fair Value, Inputs, Level 1 | Government Bonds
Assets:
Available-for-sale (noncurrent)	269	287
Fair Value, Inputs, Level 1 | Fund Trusts
Assets:
Available-for-sale (noncurrent)	12	12
Fair Value, Inputs, Level 1 | Equity Securities
Assets:
Available-for-sale (noncurrent)	42,444	42,849
Fair Value, Inputs, Level 2
Assets:
Cash and cash equivalents	30,500	80,870
Derivatives	586	1,485
Total assets	31,389	82,608
Liabilities:
Derivatives	9,392	624
Total liabilities	9,392	624
Fair Value, Inputs, Level 2 | Corporate Bonds
Assets:
Available-for-sale (noncurrent)	229	201
Fair Value, Inputs, Level 2 | Fund Trusts
Assets:
Available-for-sale (noncurrent)	¥ 74	¥ 52